Inventories (Details) - EUR (€)	Jun. 30, 2018	Dec. 31, 2017
Inventories [Line Items]
Finished Goods	€ 751,602,000	€ 672,851,000
Health care supplies	335,943,000	343,351,000
Raw materials and purchased components	215,770,000	193,295,000
Work in process	90,273,000	81,282,000
Inventories	€ 1,393,588,000	€ 1,290,779,000